Summary of Aggregate Notional Amount and Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	$ 1,943,891	$ 2,306,770
Derivative Liabilities, Notional	2,055,466	1,822,967
Derivative Assets, Fair Value	190,079	277,603
Derivative Liabilities, Fair Value	654,621	137,047
Freestanding Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	855,683	931,752
Derivative Liabilities, Notional		5,133
Derivative Assets, Fair Value	19,189	74,926
Derivative Liabilities, Fair Value		284
Freestanding Derivatives | Blackstone
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	1,088,208	1,375,018
Derivative Liabilities, Notional	2,055,466	1,817,834
Derivative Assets, Fair Value	170,890	202,677
Derivative Liabilities, Fair Value	654,621	136,763
Freestanding Derivatives | Blackstone | Total Return Swaps
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	63,158	42,233
Derivative Assets, Fair Value	13,171	6,210
Freestanding Derivatives | Blackstone | Credit Default Swap
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	3,108	2,007
Derivative Liabilities, Notional	3,748	8,768
Derivative Assets, Fair Value	479	384
Derivative Liabilities, Fair Value	508	1,309
Freestanding Derivatives | Foreign Currency Contracts | Blackstone
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	387,102	541,238
Derivative Liabilities, Notional	334,228	190,774
Derivative Assets, Fair Value	11,442	8,040
Derivative Liabilities, Fair Value	3,538	3,542
Freestanding Derivatives | Foreign Currency Contracts | Consolidated Blackstone Funds
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Notional		5,133
Derivative Liabilities, Fair Value		284
Freestanding Derivatives | Interest Rate Contracts | Blackstone
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	634,840	789,540
Derivative Liabilities, Notional	607,000	621,700
Derivative Assets, Fair Value	145,798	188,043
Derivative Liabilities, Fair Value	86,589	83,331
Freestanding Derivatives | Interest Rate Contracts | Consolidated Blackstone Funds
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional	855,683	931,752
Derivative Assets, Fair Value	19,189	74,926
Freestanding Derivatives | Equity Options | Blackstone
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Notional	1,110,490	996,592
Derivative Liabilities, Fair Value	$ 563,986	$ 48,581